Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
(Loss) profit before taxes	$ (422,490)	$ 95,867		$ 28,348
Income tax	126,747	(28,760)		(8,504)
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	(86,033)	(180,395)		(56,356)
Revaluation surplus	94,331	113,826		(48,424)
Income recognized in advance	0	0		(62)
Materials and supplies	3,625	(31,073)		(19,888)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(4,035)	1,236		(26,686)
Tax losses - net	12,054	19,277		206,485
Provisions and allowance for doubtful accounts	(78,527)	54,214		(44,609)
Forgiveness of accounts receivable	(29,658)	0		0
Difference between the tax and book value for the sale of assets	(14,276)	(13,133)		(15,551)
Difference between the tax and book value for the sale of shares of subsidiaries	(104)	97,284		20,800
Non-deductible expenses	(4,790)	(11,855)		(12,004)
Income tax (agreement)	0	(85,196)	[1]	0
Total income tax expense	$ 19,334	$ (64,575)		$ (4,799)

[1]	During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company's outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019.